Summary Prospectus February 1, 2013


                                                          [DWS INVESTMENTS LOGO]
                                                             Deutsche Bank Group





DWS ULTRA-SHORT DURATION FUND






CLASS/Ticker    A   SDUAX    B   SDUBX    C   SDUCX    INST   MGSFX    S   SDUSX

Before you invest, you may want to review the fund's prospectus, which contains more information about the fund and its risks. You can find the fund's prospectus, Statement of Additional Information (SAI) and other information about the fund online at https://www.dws-investments.com/mutualpros. You can also get this information at no cost by e-mailing a request to service@dws.com, calling (800) 728-3337 or asking your financial advisor. The prospectus and SAI, both dated February 1, 2013, as supplemented, are incorporated by reference into this Summary Prospectus.

INVESTMENT OBJECTIVE


The fund seeks to provide current income consistent with total return.



FEES AND EXPENSES OF THE FUND


These are the fees and expenses you may pay when you buy and hold shares. You may qualify for sales charge discounts if you and your immediate family invest, or agree to invest in the future, at least $100,000 in DWS funds. More information about these and other discounts is available from your financial professional and in Choosing a Share Class in the prospectus (p. 71) and Purchase and Redemption of Shares in the fund's SAI (p. II-15).


SHAREHOLDER FEES (paid directly from your investment)


                                              A          B          C    INST      S
                                     ----------  ---------  ---------  ------  -----
Maximum sales charge (load)
imposed on purchases, as % of
offering price                            2.75     None       None     None    None
------------------------------------      ----     --         --       ------  ---
Maximum deferred sales charge
(load), as % of redemption proceeds     None     4.00       1.00       None    None
------------------------------------    ------   ----       ----       ------  ---
Account Maintenance Fee (annually,
for fund balances below $10,000 and
subject to certain exceptions)         $   20    $20        $20        None    $20
------------------------------------   -------   ----       ----       ------  ---

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a % of the value of your investment)


                                           A          B          C        INST           S
                                   ---------  ---------  ---------  ----------  ----------
Management fee                         0.40       0.40       0.40       0.40        0.40
----------------------------------     ----       ----       ----       ----        ----
Distribution/service
(12b-1) fees                           0.24       1.00       0.99      None        None
----------------------------------     ----       ----       ----      -----       -----
Other expenses                         0.39       0.46       0.42       0.40        0.49
----------------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES                               1.03       1.86       1.81       0.80        0.89
----------------------------------     ----       ----       ----      -----       -----
Fee waiver/expense reimbursement       0.00       0.00       0.00       0.00        0.01
----------------------------------     ----       ----       ----      -----       -----
TOTAL ANNUAL FUND OPERATING
EXPENSES AFTER FEE WAIVER/EXPENSE
REIMBURSEMENT                          1.03       1.86       1.81       0.80        0.88
----------------------------------     ----       ----       ----      -----       -----

The Advisor has contractually agreed through September 30, 2013 to waive and/or reimburse fund expenses to the extent necessary to maintain the fund's total annual operating expenses at 0.81%; and for the period October 1, 2013 through January 31, 2014 at a ratio no higher than 0.88%(excluding extraordinary expenses, taxes, brokerage and interest expenses) for Class S. The agreement may only be terminated with the consent of the fund's Board.


EXAMPLE

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses (including one year of capped expenses in each period for Class S) remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



YEARS           A         B         C    INST         S
-------  --------  --------  --------  ------  --------
1        $ 377     $ 589     $ 284     $82     $  90
--       -----     -----     -----     ---     -----
3          594       885       569     255       283
--       -----     -----     -----     ---     -----
5          828     1,206       980     444       492
--       -----     -----     -----     ---     -----
10       1,500     1,763     2,127     990     1,095
--       -----     -----     -----     ---     -----

You would pay the following expenses if you did not redeem your shares:



YEARS           A         B         C    INST         S
-------  --------  --------  --------  ------  --------
1        $ 377     $ 189     $ 184     $82     $  90
--       -----     -----     -----     ---     -----
3          594       585       569     255       283
--       -----     -----     -----     ---     -----
5          828     1,006       980     444       492
--       -----     -----     -----     ---     -----
10       1,500     1,763     2,127     990     1,095
--       -----     -----     -----     ---     -----

Class B converts to Class A after six years; the Example for Class B reflects Class A fees after the conversion.

PORTFOLIO TURNOVER

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may mean higher taxes if you are investing in a taxable account. These costs are not reflected in annual fund operating expenses or in the expense example, and can affect the fund's performance.


Portfolio turnover rate for fiscal year 2012: 65%.



PRINCIPAL INVESTMENT STRATEGY


MAIN INVESTMENTS. Under normal circumstances, the fund invests at least 80% of assets, determined at the time of purchase, in debt securities. Debt securities include securities of US and foreign government agencies and instrumentalities, corporate securities, mortgage-backed and asset backed securities, taxable municipal and tax-exempt municipal bonds, adjustable rate loans that have a senior right to payment ("senior loans"), and other floating-rate debt securities.


The fund may invest in investment-grade (rated within the top four credit rating categories) and non-investment grade (rated below the fourth highest credit rating category, junk bonds) debt securities of US and foreign issuers, including issuers located in countries with new or emerging securities markets. The fund's investments in non-investment grade debt securities, including non-investment grade senior loans and other non-investment grade floating-rate debt securities, will be limited to 50% of its total assets.


The fund may invest in senior loans that (i) may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission, or listed on any national exchange; or (ii) are not secured by collateral.


The fund may hold up to 20% of its total assets in cash or money market instruments in order to maintain liquidity, or in the event portfolio management determines that securities meeting the fund's investment objective are not otherwise readily available for purchase.


MANAGEMENT PROCESS. Portfolio management begins with a top-down approach, first focusing on sector allocations, then using relative value analysis to select securities within each sector. Portfolio management analyzes such factors as credit quality, interest rate sensitivity and spread relationships between individual bonds.


Portfolio management normally targets an average portfolio duration (a measure of sensitivity to interest rate changes) of no longer than one year. Portfolio management seeks to achieve an average portfolio duration of one year or less typically through a combination of investments (such as fixed-rate debt securities with short-term maturities and senior loans and other floating-rate debt securities, which have an effective duration of zero) and investment techniques (such as using futures contracts and/or interest rate swaps to reduce portfolio duration).


DERIVATIVES. Portfolio management generally may use futures contracts or interest rate swaps, which are types of derivatives (a contract whose value is based on, for example, indices, currencies or securities) for duration management (e.g., reducing the sensitivity of the fund's portfolio to interest rate changes). In addition, portfolio management generally may use (i) credit default swaps to increase the fund's income, to gain exposure to a bond issuer's credit quality characteristics without directly investing in the bond, or to hedge the risk of default on bonds held in the fund's portfolio; and (ii) total return swaps or interest rate swaps to seek to enhance potential gains.


The fund may also use various types of derivatives (i) for hedging purposes;
(ii) for risk management; (iii) for non-hedging purposes to seek to enhance potential gains; or (iv) as a substitute for direct investment.


SECURITIES LENDING. The fund may lend securities (up to one-third of total assets) to approved institutions.



MAIN RISKS


There are several risk factors that could hurt the fund's performance, cause you to lose money or cause the fund's performance to trail that of other investments. The fund may not achieve its investment objective, and is not intended to be a complete investment program. An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.


CREDIT RISK. The fund's performance could be hurt if an issuer of a debt security suffers an adverse change in financial condition that results in a payment default, security downgrade or inability to meet a financial obligation. Credit risk is greater for lower-rated securities.


Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth highest credit rating category) may be in uncertain financial health, the prices of their debt securities can be more vulnerable to bad economic news or even the expectation of bad news, than investment-grade debt securities.


SENIOR LOANS RISK. Senior loans may not be rated by a rating agency, registered with the Securities and Exchange Commission or any state securities commission or listed on any national securities exchange. Therefore, there may be less publicly available information about them than for registered or exchange-listed securities. Also, because portfolio management relies mainly on its own evaluation of the creditworthiness of borrowers, the fund is particularly dependent on portfolio management's analytical abilities. Senior loans involve other risks, including conflict of interest risk, credit risk, interest rate risk, liquidity risk, and prepayment and extension risk.


FOREIGN INVESTMENT RISK. The fund faces the risks inherent in foreign investing. Adverse political, economic or social developments could undermine the value of the



                                       2
                                                   DWS Ultra-Short Duration Fund


                                             SUMMARY PROSPECTUS February 1, 2013
fund's investments or prevent the fund from realizing their full value. Financial reporting standards for companies based in foreign markets differ from those in the US. Additionally, foreign securities markets generally are smaller and less liquid than US markets. To the extent that the fund invests in non-US dollar denominated foreign securities, changes in currency exchange rates may affect the US dollar value of foreign securities or the income or gain received on these securities.

EMERGING MARKETS RISK. Foreign investment risks are greater in emerging markets than in developed markets. Investments in emerging markets are often considered speculative.


DERIVATIVES RISK. Risks associated with derivatives include the risk that the derivative is not well correlated with the security, index or currency to which it relates; the risk that derivatives may result in losses or missed opportunities; the risk that the fund will be unable to sell the derivative because of an illiquid secondary market; the risk that a counterparty is unwilling or unable to meet its obligation; and the risk that the derivative transaction could expose the fund to the effects of leverage, which could increase the fund's exposure to the market and magnify potential losses.


SECURITY SELECTION RISK. The securities in the fund's portfolio may decline in value. Portfolio management could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities or other matters.


COUNTERPARTY RISK. A financial institution or other counterparty with whom the fund does business, or that underwrites, distributes or guarantees any investments or contracts that the fund owns or is otherwise exposed to, may decline in financial health and become unable to honor its commitments. This could cause losses for the fund or could delay the return or delivery of collateral or other assets to the fund.


LIQUIDITY RISK. In certain situations, it may be difficult or impossible to sell an investment in an orderly fashion at an acceptable price.


MARKET RISK. Deteriorating market conditions might cause a general weakness in the market that reduces the overall level of securities prices in that market. In addition, an increase in demand for floating rate loans may adversely affect the rate of interest payable on loans acquired by the fund, thus reducing fund returns. During periods of limited supply of senior loans, the fund's yield may be lower.


PREPAYMENT AND EXTENSION RISK. When interest rates fall, issuers of high interest debt obligations may pay off the debts earlier than expected (prepayment risk), and the fund may have to reinvest the proceeds at lower yields. When interest rates rise, issuers of lower interest debt obligations may pay off the debts later than expected (extension risk), thus keeping the fund's assets tied up in lower interest debt obligations. Ultimately, any unexpected behavior in interest rates could increase the volatility of the fund's share price and yield and could hurt fund performance. Prepayments could also create capital gains tax liability in some instances.


PRICING RISK. If market conditions make it difficult to value some investments, the fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment's sale. As a result, you could pay more than the market value when buying fund shares or receive less than the market value when selling fund shares.


INTEREST RATE RISK. When interest rates rise, prices of debt securities generally decline. The longer the effective duration of the fund's debt securities, the more sensitive it will be to interest rate changes. (As a general rule, a 1% rise in interest rates means a 1% fall in value for every year of duration.) Senior loans typically have adjustable interest rates. As a result, it is expected that the value of senior loans held by the fund will fluctuate less in response to interest rate changes than will fixed-rate debt securities. This could result in less volatility than would be expected for a fund that invests primarily in fixed-rate debt securities. However, because floating rates on senior loans only reset periodically, changes in prevailing interest rates may cause a fluctuation in the fund's value. In addition, extreme increases in prevailing interest rates may cause an increase in senior loan defaults, which may cause a further decline in the fund's value. Finally, a decrease in interest rates could adversely affect the income earned by the fund from its senior loans.


CONFLICT OF INTEREST RISK. Affiliates of the Advisor may participate in the primary and secondary market for senior loans. Because of limitations imposed by applicable law, the presence of the Advisor's affiliates in the senior loan market may restrict the fund's ability to participate in a restructuring of a senior loan or to acquire some senior loans, or affect the timing or price of such acquisition.


SECURITIES LENDING RISK. Any decline in the value of a portfolio security that occurs while the security is out on loan is borne by the fund and will adversely affect performance. Also, there may be delays in recovery of securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially while holding the security.



PAST PERFORMANCE


How a fund's returns vary from year to year can give an idea of its risk; so can comparing fund performance to overall market performance (as measured by an appropriate market index). Past performance may not indicate future results. All performance figures below assume that dividends were reinvested. For more recent performance figures, go to www.dws-investments.com (the Web site does not form a part of this prospectus) or call the phone number included in this prospectus.



                                       3
                                                   DWS Ultra-Short Duration Fund


                                             SUMMARY PROSPECTUS February 1, 2013

In the table, the performance figures for each share class prior to its inception date are based on the historical performance of the original share class (Institutional Class), adjusted to reflect the higher net expenses and applicable sales charges of the relevant share class. Effective April 15, 2011, the fund's investment strategies changed. The fund's past performance may have been different if the fund was managed using the current investment strategies.



CALENDAR YEAR TOTAL RETURNS (%) (Institutional Class)

These year-by-year returns do not include sales charges, if any, and would be lower if they did. Returns for other classes were different and are not shown here.




[BAR GRAPHIC OMITTED HERE]

[BAR GRAPHIC DATA]







  2003      2004      2005      2006      2007    2008       2009     2010      2011     2012
  3.00      1.96      2.07      4.51      4.89     -9.48     11.79    3.38      -0.25    6.09




Best Quarter: 4.07%, Q2 2009   Worst Quarter: -6.67%, Q4 2008

AVERAGE ANNUAL TOTAL RETURNS
(For periods ended 12/31/2012 expressed as a %)

After-tax returns (which are shown only for Institutional Class and would be different for other classes) reflect the historical highest individual federal income tax rates, but do not reflect any state or local taxes. Your actual after-tax returns may be different. After-tax returns are not relevant to shares held in an IRA, 401(k) or other tax-advantaged investment plan.



                                   CLASS          1          5         10
                               INCEPTION       YEAR      YEARS      YEARS
                             -----------  ---------  ---------  ---------
CLASS A before tax           2/28/2003        2.91       1.23       2.21
---------------------------  ---------        ----       ----       ----
CLASS B before tax           2/28/2003        1.97       0.87       1.78
---------------------------  ---------        ----       ----       ----
CLASS C before tax           2/28/2003        5.11       1.06       1.77
---------------------------  ---------        ----       ----       ----
INST CLASS before tax        3/13/1995        6.09       2.06       2.66
---------------------------  ---------        ----       ----       ----
  After tax on
  distributions                               4.86       0.69       1.34
  After tax on distribu-
  tions and sale of fund
  shares                                      3.89       0.94       1.49
---------------------------  ---------        ----       ----       ----
CLASS S before tax            2/1/2005        6.09       2.10       2.61
---------------------------  ---------        ----       ----       ----
BARCLAYS CORPORATE
1-YEAR DURATION INDEX
(reflects no deduction for
fees, expenses or taxes)                      2.02       2.29       2.82
---------------------------  ---------        ----       ----       ----

MANAGEMENT


INVESTMENT ADVISOR

Deutsche Investment Management Americas Inc.


PORTFOLIO MANAGER(S)

WILLIAM CHEPOLIS, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.


GARY RUSSELL, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.


ERIC S. MEYER, CFA, MANAGING DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2008.


JOHN D. RYAN, DIRECTOR. Portfolio Manager of the fund. Joined the fund in 2010.



OHN CHOE, CFA, VICE PRESIDENT. Portfolio Manager of the fund. Joined the fund in 2011.


DARWEI KUNG, VICE PRESIDENT. Portfolio Manager of the fund. Joined the fund in 2011.



PURCHASE AND SALE OF FUND SHARES


MINIMUM INITIAL INVESTMENT ($)


                                                          AUTOMATIC
                                         UGMAS/          INVESTMENT
              NON-IRA            IRAS     UTMAS               PLANS
         ------------  --------------  --------  ------------------
A B C        1,000            500       1,000             500
-------      -----            ---       -----             ---
INST     1,000,000           N/A         N/A             N/A
-------  ---------           ----       -----            ----
S            2,500          1,000       1,000           1,000
-------  ---------          -----       -----           -----

For participants in all group retirement plans, and in certain fee-based and wrap programs approved by the Advisor, there is no minimum initial investment and no minimum additional investment for Class A, C and S shares. For Section 529 college savings plans, there is no minimum initial investment and no minimum additional investment for Class S shares. In certain instances, the minimum initial investment may be waived for Institutional Class shares. There is no minimum additional investment for Institutional Class shares. Because Class B shares are closed to new investment, existing Class B shareholders may purchase Class A and C shares with a minimum initial investment of $50. The minimum additional investment in all other instances is $50.


TO PLACE ORDERS


MAIL           New Accounts             DWS Investments, PO Box 219356
                                        Kansas City, MO 64121-9356
               Additional Investments   DWS Investments, PO Box 219154
                                        Kansas City, MO 64121-9154
               Exchanges and            DWS Investments, PO Box 219557
               Redemptions              Kansas City, MO 64121-9557
EXPEDITED MAIL                          DWS Investments, 210 West 10th Street
                                        Kansas City, MO 64105-1614
WEB SITE                                www.dws-investments.com
TELEPHONE                               (800) 728-3337
                                        M - F 8 a.m. - 8 p.m. ET
TDD LINE                                (800) 972-3006, M - F 8 a.m. - 8 p.m. ET


Initial investments must be sent by mail. You can make additional investments or sell shares of the fund on any business day at our web site, by mail, or by telephone. The fund is generally open on days when the New York Stock Exchange is open for regular trading.



                                       4
                                                   DWS Ultra-Short Duration Fund


                                             SUMMARY PROSPECTUS February 1, 2013

Class B shares are closed to new purchases, except for exchanges and the reinvestment of dividends or other distributions. Institutional Class shares are generally available only to qualified institutions. Class S shares are only available to a limited group of investors.



TAX INFORMATION


The fund's distributions are generally taxable to you as ordinary income or capital gains, except when your investment is in an IRA, 401(k), or other tax-deferred investment plan.



PAYMENTS TO BROKER-DEALERS AND

OTHER FINANCIAL INTERMEDIARIES

If you purchase the fund through a broker-dealer or other financial intermediary (such as a bank), the fund and its related companies may pay the intermediary for the sale of fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the fund over another investment. Ask your salesperson or visit your financial intermediary's web site for more information.


                                       5
                                                   DWS Ultra-Short Duration Fund
                                   SUMMARY PROSPECTUS February 1, 2013 DUSDF-SUM